Subsequent Events (Details) - USD ($)												1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 15, 2025	Jul. 10, 2025	Jul. 02, 2025	Apr. 16, 2025	Feb. 25, 2025	Feb. 21, 2025	Jan. 31, 2025	Jan. 22, 2025	Jan. 21, 2025	Jan. 16, 2025	Jan. 15, 2025	May 31, 2025	Apr. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 04, 2025	Feb. 06, 2025
Subsequent Events [Line Items]
Issuance of common stock (in Dollars)														$ 8,413,964	$ 12,000	$ 12,000	$ 1,565,228
Bonus depreciation for certain capital expenditures and modifications																		100.00%
Contribution made in Joint Ventures (in Dollars)				$ 75,000										$ 75,000
Aggregate amount of pre-paid advances note (in Dollars)										$ 3,000,000
Aggregate purchase price (in Dollars)										2,790,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)														$ 0.0001		$ 0.0001	$ 0.0001
Percentage of lowest Average Volume Weighted Average Price of common stock														90.00%
Maximum ownership (%), excess over which will not give rise to right to conversions														9.99%
Minimum Acceptable Price														105.30%
Reduction of number of advance shares														100.00%
Maximum floor price														120.00%
Floor price reduction														20.00%
Shares issued (in Shares)														25,656,628		13,165,152	6,421,829
Senior Secured Convertible Promissory Note
Subsequent Events [Line Items]
Annual Interest rate																10.00%
Subsequent event
Subsequent Events [Line Items]
Shares issued (in Shares)																			125,000
Subsequent event | Senior Secured Convertible Promissory Note
Subsequent Events [Line Items]
Aggregate amount of pre-paid advances note (in Dollars)										3,000,000
Aggregate purchase price (in Dollars)										$ 2,790,000
Original issue discount										7.00%
Term of note										15 months
Annual Interest rate										10.00%
Common Stock, Par or Stated Value Per Share (in Dollars per share)										$ 0.0001
Conversion price (in Dollars per share)										10
Conversion floor price (in Dollars per share)										$ 0.7176
Reduced conversion floor price (being % of average volume weighted average price										20.00%
Debt redemption premium										10.00%
Percentage of lowest Average Volume Weighted Average Price of common stock										90.00%
Subsequent event | Senior Secured Convertible Promissory Note | Event of Default
Subsequent Events [Line Items]
Annual Interest rate										18.00%
Subsequent event | SharonAI
Subsequent Events [Line Items]
Contribution made in Joint Ventures (in Dollars)									$ 75,000
Subsequent event | Texas Critical Data Centers LLC | SharonAI
Subsequent Events [Line Items]
Membership interest in Joint Venture									50.00%
Subsequent event | Equity Purchase Facility Agreement [Member]
Subsequent Events [Line Items]
Number of shares sold (in Shares)		12,788,741
Issuance of common stock (in Dollars)		$ 8,588,625
Minimum | Subsequent event | Senior Secured Convertible Promissory Note
Subsequent Events [Line Items]
Maximum ownership (%), excess over which will not give rise to right to conversions										4.99%
Maximum | Subsequent event | Senior Secured Convertible Promissory Note
Subsequent Events [Line Items]
Maximum ownership (%), excess over which will not give rise to right to conversions										9.99%
Common Stock [Member] | Subsequent event
Subsequent Events [Line Items]
Shares issued (in Shares)			1,213,643
Common stock options purchase (in Shares)			765,000
A&R EPFA
Subsequent Events [Line Items]
Shares issued (in Shares)					20,000		15,000	800,000				1,181,026	523,257	9,827,193
Price per advance shares														95.00%
Reduction of number of advance shares (%) for each MAP Events														16.00%
Floor price per common stock (in Dollars per share)														$ 0.7176
Floor price														20.00%
A&R EPFA | Subsequent event
Subsequent Events [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)					$ 2.28		$ 2.67	$ 2.64
Price per advance shares						95.00%
Reduction of number of advance shares						100.00%
Reduction of number of advance shares (%) for each MAP Events						16.00%
Maximum floor price						120.00%
Floor price per common stock (in Dollars per share)											$ 0.7176
Floor price											20.00%
Floor price reduction	20.00%
Shares issued (in Shares)					20,000		15,000	800,000
Aggregate amount (in Dollars)					$ 45,600		$ 40,042	$ 2,112,800
A&R EPFA | Subsequent event | No Minimum Acceptable Price selected
Subsequent Events [Line Items]
Minimum Acceptable Price						105.30%
A&R EPFA | Subsequent event | Accelerated Purchase Pricing Period
Subsequent Events [Line Items]
Minimum Acceptable Price						105.30%
Texas Critical Data Centers LLC | Subsequent event | SharonAI
Subsequent Events [Line Items]
Contribution made in Joint Ventures (in Dollars)									$ 75,000